Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
Note 5 — Inventories

Inventories consisted of the following:

	December 31,
(Thousands of dollars)	2014	2013
Finished products - FIFO basis	$200,272	$366,124
Less LIFO - finished products	(144,283)	(307,706)
Finished products - LIFO basis	55,989	58,418
Store merchandise for resale	98,712	97,058
Materials and supplies	2,345	2,319
Total inventories	$157,046	$157,795

At December 31, 2014 and 2013, the replacement cost (market value) of last-in, first-out (LIFO) inventories exceeded the LIFO carrying value by $144,283,000 and $307,706,000, respectively.

In 2014, inventories valued at LIFO incurred a decrement that resulted in a benefit of $19,512,000 on income from continuing operations before income tax.  In 2013, inventories valued at LIFO incurred a decrement that resulted in a charge to earnings while 2012 had a decrement that led to a benefit.  The total LIFO impact to income from continuing operations before income tax was a decrease of $13,472,000 and an increase of $2,526,000 at December 31, 2013 and 2012, respectively.